Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Blueprint Chesapeake Multi-Asset Trend ETF
Shareholder Report [Line Items]
Fund Name	Blueprint Chesapeake Multi-Asset Trend ETF
Class Name	Blueprint Chesapeake Multi-Asset Trend ETF
Trading Symbol	TFPN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://tfpnetf.com/. You can also request this information by contacting us at 800-245-7339 or by writing to Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	800-245-7339
Additional Information Website	https://tfpnetf.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$183	1.92%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the 12-month reporting period, the TFPN Fund returned –7.78%.The Fund began the fiscal year with strong gains—benefiting from long positions in Bitcoin, select commodities, and trend-driven single equities—but faced a more challenging environment in early 2025 as trend persistence deteriorated. After a difficult first quarter, the Fund recovered in the final months of the period as trend signals reemerged and the portfolio re-engaged.TFPN maintained its systematic approach throughout, adjusting exposures based on the strength and direction of price trends across asset classes. The strategy does not rely on predictions or discretionary decisions, instead following a rules-based process to identify opportunities and manage risk.

What Factors Influenced Performance

• Currencies: Net exposure increased meaningfully during the year. Long positions in the Philippine Peso, Indian Rupee, and certain European cross-rates contributed positively. Crypto exposure via the iShares Bitcoin Trust (IBIT) also added meaningfully in Q4 2024 and June 2025.• Commodities: The Fund benefited from long exposure to cocoa, coffee, orange juice, and livestock throughout most of the period, as sustained trends in each prevailed. Positioning was reduced in early 2025 as trends reversed, then increased again in the second quarter as the models directed an increase in exposure.• Fixed Income: The Fund maintained long exposure to short-duration bonds (e.g., STIP, SUB), while holding short positions in long-duration Treasuries and select global sovereigns. These trades were helpful as interest rate expectations shifted during the period.• Equities: The Fund held a wide range of long and short positions in individual stocks. Positive contributors included long positions in MicroStrategy, Carpenter Technology, and AZZ Inc., while short positions in Canadian National Railway and General Mills were also additive.

Positioning

At the end of the reporting period, TFPN held:

• Long positions in softs and livestock commodities, with moderate gold exposure

• Net long foreign currency exposure, including Bitcoin

• Short positions in longer-duration global bonds

• Net long single-stock positions (~2.6:1)

While the year included periods of disruption, the Fund remained consistent in applying its systematic process—reducing risk when trends weakened and scaling back in when trend strength improved. TFPN’s diversified, rules-based framework is designed to participate in sustained market trends while actively managing downside risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
	One Year	Since Inception (7/11/23)
Blueprint Chesapeake Multi-Asset Trend ETF - at NAV	-7.78%	-3.23%
SG CTA Index	-11.85%	-4.43%
S&P 500 Total Return Index	15.16%	20.19%

Performance Inception Date	Jul. 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://tfpnetf.com/ for more recent performance information.
Net Assets	$ 116,123,000
Holdings Count | Holdings	359
Advisory Fees Paid, Amount	$ 1,284,312
Investment Company, Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$116,123
Number of Holdings	359
Total Advisory Fee	$1,284,312
Annual Portfolio Turnover Rate	119%

Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Sector/Security Type - Investments

(% of total net assets)

Sector/Security Type - Securites Sold Short

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation).

Largest Holdings [Text Block]
Top Ten Holdings	(Percentage of Net Assets)
United States Treasury Bills	10.3
iShares Short-Term National Muni Bond ETF	2.9
iShares 0-5 Year TIPS Bond ETF	2.7
iShares TIPS Bond ETF	1.8
Vanguard Short-Term Corporate Bond ETF	1.7
iShares 0-5 Year High Yield Corporate Bond ETF	1.6
MicroStrategy, Inc. - Class A	1.5
SPDR Bloomberg High Yield Bond ETF	1.5
AZZ, Inc.	1.3
SPDR Bloomberg Convertible Securities ETF	1.3